PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software, net
Property, equipment and software, net, consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Leasehold improvement	22,758	29,421
Electronic equipment	18,994	25,990
Furniture	5,751	10,117
Software	1,808	2,441
Vehicles	1,101	1,101
Construction in progress	—	3,144

Subtotal	50,412	72,214

Less: accumulated depreciation	(13,458)	(26,870)

Property, equipment and software, net	36,954	45,344